Bank Loans (Loans That Were Individually Evaluated For Impairment By Portfolio Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Impaired [Line Items]
Unpaid Contractual Principal Balance	$ 28,742	$ 2,062
Recorded Investment with No Allowance		543
Recorded Investment with Allowance	26,934	520
Total Recorded Investment	26,934	1,063
Related Allowance	3,375	188
Average Recorded Investment	32,242	1,117
Commercial And Industrial [Member]
Financing Receivable Impaired [Line Items]
Unpaid Contractual Principal Balance	16,815
Recorded Investment with Allowance	16,815
Total Recorded Investment	16,815
Related Allowance	2,392
Average Recorded Investment	22,559
Consumer [Member]
Financing Receivable Impaired [Line Items]
Unpaid Contractual Principal Balance	833	944
Recorded Investment with Allowance	6	15
Total Recorded Investment	6	15
Related Allowance	6	15
Average Recorded Investment	9	23
Residential Real Estate [Member]
Financing Receivable Impaired [Line Items]
Unpaid Contractual Principal Balance	178	776
Recorded Investment with No Allowance		524
Recorded Investment with Allowance	178	182
Total Recorded Investment	178	706
Related Allowance	24	24
Average Recorded Investment	181	752
Commercial Real Estate [Member]
Financing Receivable Impaired [Line Items]
Unpaid Contractual Principal Balance	10,503
Recorded Investment with Allowance	9,522
Total Recorded Investment	9,522
Related Allowance	722
Average Recorded Investment	9,080
Home Equity Lines Of Credit [Member]
Financing Receivable Impaired [Line Items]
Unpaid Contractual Principal Balance	413	342
Recorded Investment with No Allowance		19
Recorded Investment with Allowance	413	323
Total Recorded Investment	413	342
Related Allowance	231	149
Average Recorded Investment	$ 413	$ 342